Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Radius Health, Inc.
Entity Central Index Key	0001428522
Document Type	S-1
Amendment No.	2
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company